Stockholders' Deficiency - Schedule of Exercise Prices of Common Stock Warrants Outstanding and Exercisable (Details) (10-K) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants, Outstanding (Shares)	124,514,653	2,191,043	1,876,198	1,783,229	1,464,415
Warrants, Exercisable (Shares)	124,514,653	2,191,043	1,876,198	1,783,229	1,464,415
Warrants [Member]
Warrants, Outstanding (Shares)	124,514,653	2,191,043	1,876,198
Warrants, Exercisable (Shares)	124,514,653	2,191,043	1,876,198
Exercise Price Range One [Member] | Warrants [Member]
Warrants, Exercise Price	$ 0.001485	$ 0.5000	$ 1.0000
Warrants, Outstanding (Shares)	58,922,559	175,000	916,217
Warrants, Exercisable (Shares)	58,922,559	175,000	916,217
Warrants, Expiration Date	Oct. 22, 2024	Oct. 22, 2024	Sep. 20, 2022
Exercise Price Range Two [Member] | Warrants [Member]
Warrants, Exercise Price	$ 0.001530	$ 0.5000	$ 1.1800
Warrants, Outstanding (Shares)	41,643,423	150,000	42,372
Warrants, Exercisable (Shares)	41,643,423	150,000	42,372
Warrants, Expiration Date	Aug. 19, 2024	Aug. 19, 2024	May 17, 2022
Exercise Price Range Three [Member] | Warrants [Member]
Warrants, Exercise Price	$ 0.001600	$ 1.0000	$ 1.5000
Warrants, Outstanding (Shares)	22,125,000	916,217	190,000
Warrants, Exercisable (Shares)	22,125,000	916,217	190,000
Warrants, Expiration Date	May 17, 2022	Sep. 20, 2022	Dec. 30, 2023
Exercise Price Range Four [Member] | Warrants [Member]
Warrants, Exercise Price	$ 1.000000	$ 1.1800	$ 1.5620
Warrants, Outstanding (Shares)	916,217	42,372	130,284
Warrants, Exercisable (Shares)	916,217	42,372	130,284
Warrants, Expiration Date	Sep. 20, 2022	May 17, 2022	Dec. 31, 2021
Exercise Price Range Five [Member] | Warrants [Member]
Warrants, Exercise Price	$ 1.500000	$ 1.5000	$ 1.5750
Warrants, Outstanding (Shares)	190,000	190,000	238,814
Warrants, Exercisable (Shares)	190,000	190,000	238,814
Warrants, Expiration Date	Dec. 30, 2023	Dec. 30, 2023	Apr. 30, 2023
Exercise Price Range Six [Member] | Warrants [Member]
Warrants, Exercise Price	$ 1.562000	$ 1.5620	$ 2.7500
Warrants, Outstanding (Shares)	130,284	130,284	8,000
Warrants, Exercisable (Shares)	130,284	130,284	8,000
Warrants, Expiration Date	Dec. 31, 2021	Dec. 31, 2021	Sep. 20, 2022
Exercise Price Range Seven [Member] | Warrants [Member]
Warrants, Exercise Price	$ 1.575000	$ 1.5750	$ 4.8500
Warrants, Outstanding (Shares)	238,814	238,814	5,155
Warrants, Exercisable (Shares)	238,814	238,814	5,155
Warrants, Expiration Date	Apr. 30, 2023	Apr. 30, 2023	Sep. 23, 2019
Exercise Price Range Eight [Member] | Warrants [Member]
Warrants, Exercise Price	$ 2.750000	$ 2.7500	$ 4.8750
Warrants, Outstanding (Shares)	8,000	8,000	108,594
Warrants, Exercisable (Shares)	8,000	8,000	108,594
Warrants, Expiration Date	Sep. 20, 2022	Sep. 20, 2022	Sep. 30, 2020
Exercise Price Range Nine [Member] | Warrants [Member]
Warrants, Exercise Price	$ 4.875000	$ 4.8750	$ 5.0000
Warrants, Outstanding (Shares)	108,594	108,594	5,000
Warrants, Exercisable (Shares)	108,594	108,594	5,000
Warrants, Expiration Date	Sep. 30, 2020	Sep. 30, 2020	Sep. 22, 2019
Exercise Price Range Ten [Member] | Warrants [Member]
Warrants, Exercise Price	$ 6.834800	$ 6.8348	$ 6.8348
Warrants, Outstanding (Shares)	145,758	145,758	145,758
Warrants, Exercisable (Shares)	145,758	145,758	145,758
Warrants, Expiration Date	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
Exercise Price Range Eleven [Member] | Warrants [Member]
Warrants, Exercise Price	$ 7.930000	$ 7.9300	$ 7.9300
Warrants, Outstanding (Shares)	86,004	86,004	86,004
Warrants, Exercisable (Shares)	86,004	86,004	86,004
Warrants, Expiration Date	Feb. 28, 2021	Feb. 28, 2021	Feb. 28, 2021